Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2018
Registrant Name	Cook & Bynum Funds Trust
Central Index Key	0001459065
Amendment Flag	false
Document Creation Date	Jan. 28, 2019
Document Effective Date	Jan. 28, 2019
Prospectus Date	Jan. 28, 2019
The Cook & Bynum Fund | The Cook & Bynum Fund
Prospectus:
Trading Symbol	COBYX